UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES ― 5.6%
	Garrison Funding, Ltd.
$1,000,000	Series 2015-1A, 4.529%, 5/25/2027 (1)	$939,271
	Halcyon Loan Advisors Funding, Ltd.
1,000,000	Series 2014-3A, 3.926%, 10/22/2025 (1)	910,000
	Palmer Square, Ltd.
1,000,000	Series 2015-1A, 3.681%, 5/21/2027 (1)	925,842
	Northwoods Capital XIV, Ltd.
1,000,000	Series 2014-14A, 3.610%, 11/12/2025 (1)	1,000,000

	TOTAL ASSET BACKED SECURITIES
	(Cost $3,832,990)	$3,775,113

	BANK LOANS ― 18.7%
	Avaya, Inc.
994,112	6.250%, 5/29/2020 (6)	963,578
	Berry Plastics Holding Corporation
1,000,000	3.750%, 1/06/2021 (6)	998,335
	Charter Communications Operating, LLC
994,924	3.000%, 7/01/2020 (6)	985,392
	Diamond Resorts Corporation
1,000,000	5.500%, 5/07/2021 (6)	1,003,130
	ESH Hospitality, Inc.
1,000,000	5.000%, 6/24/2019 (6)	1,020,000
	FCA US LLC
994,962	3.250%, 12/31/2018 (6)	994,201
	Federal-Mogul Corporation
997,487	4.750%, 4/15/2021 (6)	989,074
	Freescale Semiconductor, Inc.
994,950	4.250%, 2/28/2020 (6)	996,676
	H. J. Heinz Company
750,000	3.250%, 6/05/2020 (6)	750,986
	HMK Intermediate Holdings LLC
965,180	5.000%, 4/01/2019 (6)	963,973
	J. C. Penney Corporation, Inc.
992,405	6.000%, 5/22/2018 (6)	991,695
	Level 3 Financing, Inc.
1,000,000	4.000%, 8/01/2019 (6)	1,001,565
	Virgin Media Investment Holdings Limited
1,000,000	3.500%, 6/30/2023 (2)(6)	991,670

	TOTAL BANK LOANS
	(Cost $12,670,817)	$12,650,275

	CONVERTIBLE BONDS ― 4.8%
	HOME BUILDERS ― 1.2%
	Meritage Homes Corp.
750,000	1.875%, 9/15/2032 (5)	798,281

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

Principal
Amount		Value
	INTERNET ― 0.7%
	Priceline Group, Inc. (The)
$500,000	0.900%, 9/15/2021 (1)(5)	$478,125

	REITS ― 1.4%
	Spirit Realty Capital, Inc.
500,000	2.875%, 5/15/2019 (5)	472,190
	Starwood Waypoint Residential Trust
500,000	3.000%, 7/1/2019 (1)(5)	460,940
		933,130
	RETAIL ― 0.7%
	Restoration Hardware Holdings, Inc.
500,000	0.000%, 6/15/2019 (1)	513,437

	SOFTWARE ― 0.8%
	BroadSoft, Inc.
500,000	1.500%, 7/1/2018 (5)	534,063

	TOTAL CONVERTIBLE BONDS
	(Cost $3,263,573)	$3,257,036

	CORPORATE BONDS ― 46.8%
	AUTO PARTS & EQUIPMENT ― 2.6%
	Accuride Corp.
1,250,000	9.500%, 8/1/2018	1,281,250
	Meritor, Inc.
500,000	6.250%, 2/15/2024	496,250
		1,777,500
	BANKS ― 6.4%
	Bank of America Corp.
500,000	5.125%, 12/29/2049 (4)(5)	490,499
	Citigroup, Inc.
500,000	5.950%, 7/29/2049 (4)(5)	493,125
	Fifth Third Bancorp
500,000	4.900%, 12/29/2049 (4)(5)	477,900
	Goldman Sachs Group, Inc. (The)
500,000	5.700%, 12/29/2049 (4)(5)	502,425
	JPMorgan Chase & Co.
500,000	5.000%, 12/29/2049 (4)(5)	490,000
	Morgan Stanley
500,000	5.450%, 7/29/2049 (4)(5)	496,875
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	563,125
	Zions Bancorporation
750,000	5.650%, 11/15/2023 (5)	776,719
		4,290,668
	BUILDING MATERIALS ― 0.8%
	Nortek, Inc.
500,000	8.500%, 4/15/2021	536,250

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

Principal
Amount		Value
	COMMERCIAL SERVICES ― 3.8%
	Iron Mountain, Inc.
$500,000	6.000%, 8/15/2023	$524,375
500,000	5.750%, 8/15/2024	502,188
	Quad Graphics, Inc.
500,000	7.000%, 5/1/2022	488,750
	RR Donnelley & Sons Co.
500,000	6.500%, 11/15/2023	518,125
500,000	6.000%, 4/1/2024	504,375
		2,537,813
	DISTRIBUTION/WHOLESALE ― 0.9%
	Park-Ohio Industries, Inc.
547,000	8.125%, 4/1/2021	582,555

	DIVERSIFIED FINANCIAL SERVICES ― 0.9%
	General Electric Capital Corp.
500,000	7.125%, 6/15/2022 (4)(5)	577,500

	ELECTRIC ― 1.5%
	Calpine Corp.
500,000	5.375%, 1/15/2023	493,750
	NRG Energy, Inc.
500,000	6.250%, 7/15/2022	510,000
		1,003,750
	ELECTRICAL COMPONENTS & EQUIPMENT ― 1.1%
	Belden, Inc.
750,000	5.250%, 7/15/2024 (1)	731,250

	ENERGY ― 0.7%
	Ferrellgas LP
500,000	6.500%, 5/1/2021	501,250

	ENTERTAINMENT ― 0.7%
	Cedar Fair LP
500,000	5.375%, 6/1/2024	508,100

	FOOD ― 0.7%
	Simmons Foods, Inc.
500,000	7.875%, 10/1/2021 (1)	461,250

	HEALTHCARE-PRODUCTS ― 0.7%
	Hanger, Inc.
500,000	7.125%, 11/15/2018	501,250

	HEALTHCARE-SERVICES ― 4.6%
	Capella Healthcare, Inc.
1,500,000	9.250%, 7/1/2017	1,539,375
	Kindred Healthcare, Inc.
500,000	6.375%, 4/15/2022	501,250
	Prospect Medical Holdings, Inc.
1,000,000	8.375%, 5/1/2019 (1)	1,066,400
		3,107,025

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

Principal
Amount		Value
	HOME BUILDERS ― 2.0%
	KB Home
$500,000	8.000%, 3/15/2020	$552,500
250,000	7.500%, 9/15/2022	261,250
	Shea Homes LP
500,000	5.875%, 4/1/2023 (1)	508,750
		1,322,500
	HOME FURNISHINGS ― 0.8%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020	532,500

	LODGING ― 3.0%
	Choice Hotels International, Inc.
500,000	5.750%, 7/1/2022	544,375
	Felcor Lodging LP
500,000	5.625%, 3/1/2023	516,250
	MCE Finance, Ltd.
500,000	5.000%, 2/15/2021 (1)(2)	477,500
	MGM Resorts International
500,000	6.625%, 12/15/2021 (5)	525,000
		2,063,125
	MINING ― 0.8%
	Thompson Creek Metals Co., Inc.
500,000	9.750%, 12/1/2017	522,500

	OIL & GAS ― 5.2%
	Alta Mesa Holdings LP
500,000	9.625%, 10/15/2018	397,500
	Chaparral Energy, Inc.
500,000	7.625%, 11/15/2022	362,500
	EP Energy LLC
500,000	9.375%, 5/1/2020	536,850
	Northern Oil and Gas, Inc.
750,000	8.000%, 6/1/2020	686,250
	Oasis Petroleum, Inc.
500,000	6.500%, 11/1/2021	500,000
	United Refining Co.
618,000	10.500%, 2/28/2018	651,990
	W&T Offshore, Inc.
500,000	8.500%, 6/15/2019	349,375
		3,484,465
	PIPELINES ― 0.8%
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	540,005

	RETAIL ― 3.2%
	L Brands, Inc.
750,000	7.600%, 7/15/2037	849,375
	Neiman Marcus Group LTD LLC
500,000	8.000%, 10/15/2021 (1)	528,750
	Rite Aid Corp.
750,000	6.125%, 4/1/2023 (1)	775,313
		2,153,438

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

Principal
Amount		Value
	SOFTWARE ― 2.0%
	First Data Corp.
$750,000	11.750%, 8/15/2021	$845,625
	Nuance Communications, Inc.
500,000	5.375%, 8/15/2020 (1)	505,000
		1,350,625
	TELECOMMUNICATIONS ― 3.6%
	CenturyLink, Inc.
500,000	5.625%, 4/1/2020 (5)	502,499
	DigitalGlobe, Inc.
750,000	5.250%, 2/1/2021 (1)(5)	737,813
	Frontier Communications Corp.
250,000	6.250%, 9/15/2021	228,750
	T-Mobile USA, Inc.
250,000	6.625%, 4/1/2023	260,313
	Windstream Services LLC
500,000	7.750%, 10/15/2020	491,250
250,000	7.500%, 4/1/2023	219,375
		2,440,000
	TOTAL CORPORATE BONDS
	(Cost $31,789,171)	$31,525,319

	MORTGAGE BACKED SECURITIES ― 18.4%
	Bear, Stearns & Co., Inc.
420,010	Series 2004-7, 2.596%, 10/25/2034	417,107
	Citicorp Mortgage Securities, Inc.
408,034	Series 2005-7, 5.000%, 10/25/2035	418,628
	Countrywide Alternative Loan Trust
379,069	Series 2005-24, 0.417%, 7/20/2035	325,418
	IndyMac INDX Mortgage Loan Trust
1,547,348	Series 2005-AR3, 2.644%, 4/25/2035	1,376,010
	MASTR Adjustable Rate Mortgages Trust
1,048,793	Series 2004-8, 2.322%, 9/25/2034	922,961
	Morgan Stanley Dean Witter Capital I Inc Trust
664,076	Series 2003-HYB1, 1.699%, 3/25/2033	626,454
	Sequoia Mortgage Trust
640,398	Series 2003-4, 0.537%, 7/20/2033	606,020
	Structured Adjustable Rate Mortgage Loan Trust
608,350	Series 2004-7, 1.087%, 6/25/2034	579,263
	Structured Asset Mortgage Investments II Trust
628,629	Series 2004-AR7, 0.863%, 4/19/2035	559,948
1,168,266	Series 2005-AR6, 0.497%, 9/25/2045	1,001,196
	Structured Asset Securities Corporation Mortgage Loan Trust
341,328	Series 2005-9XS, 0.627%, 6/25/2035	305,376
	WaMu Mortgage Pass-Through Certificates Trust
497,061	Series 2005-AR3, 2.440%, 3/25/2035	476,926
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust
720,936	Series 2003-AR3, 2.343%, 6/25/2033	679,212
	Banc of America Mortgage Trust
578,051	Series 2004-B, 2.496%, 3/25/2034	577,792

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	GSR Mortgage Loan Trust
$454,574	Series 2004-9, 2.716%, 8/25/2034	$444,209
995,950	Series 2004-9, 2.558%, 8/25/2034	938,072
483,871	Series 2004-14, 0.517%, 12/25/2034	437,426
	HomeBanc Mortgage Trust
533,726	Series 2006-2, 0.367%, 12/25/2036	465,637
	MortgageIT Trust
517,155	Series 2005-A2, 0.497%, 12/25/2035	464,927
	Salomon Brothers Mortgage Securities VII, Inc.
415,852	Series 2003-HYB1, 2.494%, 9/25/2033	388,821
	WaMu Mortgage Pass-Through Certificates Trust
452,550	Series 2002-AR9, 1.513%, 8/25/2042	431,935

	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $12,359,091)	$12,443,338

Number of
Shares
	PREFERRED STOCKS ― 4.1%
	BANKS ― 0.7%
	JPMorgan Chase & Co.
10,000	6.700% (5)	262,300
	Regions Financial Corp.
7,500	6.375% (5)	188,775
		451,075
	DIVERSIFIED FINANCIAL SERVICES ― 1.5%
	Ally Financial, Inc.
22,500	8.500% (5)	595,125
	Discover Financial Services
7,500	6.500% (5)	191,025
	RBS Capital Funding Trust VII
10,000	6.080% (5)	244,300
		1,030,450
	INVESTMENT COMPANIES ― 0.4%
	KKR Financial Holdings LLC
10,000	7.375% (5)	261,200

	REITS ― 1.5%
	Annaly Capital Management, Inc.
7,500	7.500% (5)	180,225
	Capstead Mortgage Corp.
7,500	7.500% (5)	181,125
	Digital Realty Trust, Inc.
10,000	7.375% (5)	269,300
	iStar Financial, Inc.
7,500	8.000% (5)	186,150
	MFA Financial, Inc.
7,500	7.500% (5)	181,275
		998,075
	TOTAL PREFERRED STOCKS
	(Cost $2,712,592)	$2,740,800

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

Number of
Shares	Value
INVESTMENT COMPANIES ― 0.1%
3,100	BlackRock Defined Opportunity Credit Trust (5)	$41,416
TOTAL INVESTMENT COMPANIES
(Cost $41,766)	$41,416

Principal
Amount
SHORT-TERM INVESTMENT ― 3.0%
$2,057,209	Fidelity Institutional Money Market Fund, 0.010% (3)	2,057,209
TOTAL SHORT-TERM INVESTMENT
(Cost $2,057,209)	$2,057,209

TOTAL INVESTMENTS ― 101.5%
(Cost $68,727,209)	68,490,506
Liabilities in Excess of Other Assets ― (1.5)%	(986,035)
TOTAL NET ASSETS ― 100.0%	$67,504,471

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional buyers.
Ziegler Capital Management, LLC (the “Adviser”) has determined these securities to be liquid, unless otherwise noted under procedures established by the Fund’s Board of Trustees.
(2) Foreign security denominated in U.S. Dollars
(3) The rate is the annualized seven-day yield at period end
(4) Perpetual bond with no stated maturity date. Date provided is next call date.
(5) All or a portion of the security is held as collateral for open short positions
(6) Variable rates securities. Rates disclosed as of June 30, 2015.

The cost basis of investment for federal income tax purposes at June 30, 2015, was as follows*:

Cost of Investments	$68,727,209
Gross Unrealized Appreciation	572,305
Gross Unrealized Depreciation	(809,008)
Net Unrealized Depreciation	$(236,703)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

SECURITIES SOLD SHORT

Number of
Shares			Value
		COMMON STOCKS ― 1.7%
5,950		BroadSoft, Inc. *	$205,692
5,400		Meritage Homes Corp. *	254,286
75		Priceline Group, Inc. (The) *	86,353
2,950		Restoration Hardware Holdings, Inc. *	288,008
9,000		Spirit Realty Capital, Inc.	87,030
10,200		Starwood Waypoint Residential Trust	242,352

		TOTAL COMMON STOCKS
		(Proceeds $1,176,455)	$1,163,721

Principal
Amount
		CORPORATE BONDS ― 3.5%
		Altice Financing SA
$600,000		6.625%, 2/15/2023 (1)(2)	597,180
		ArcelorMittal
500,000		7.000%, 2/25/2022 (2)	541,250
		Continental Resources, Inc.
600,000		5.000%, 9/15/2022	589,129
		Noble Holding International, Ltd.
600,000		4.900%, 8/1/2020	617,555

		TOTAL CORPORATE BONDS
		(Proceeds $2,341,192)	$2,345,114

Number of
Shares
		EXCHANGE TRADED FUND ― 4.6%
80,000		iShares US Preferred Stock ETF	3,133,600

		TOTAL EXCHANGE TRADED FUND
		(Proceeds $3,021,009)	$3,133,600

Principal
Amount
		U.S. TREASURY BONDS ― 8.7%
$3,400,000		1.375%, 2/29/2020	3,370,780
1,500,000		1.750%, 2/28/2022	1,473,984
1,000,000		2.000%, 2/15/2025	971,641

		TOTAL U.S. TREASURY BONDS
		(Proceeds $5,862,495)	$5,816,405

		TOTAL SECURITIES SOLD SHORT ― 18.5%
		(Proceeds $12,401,151)	$12,458,840

	*	Non-Income Producing
	(1)	144A Restricted Security
	(2)	Foreign security denominated in U.S. Dollars

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

						Premium
		Buy/Sell	Exercise	Expiration	Notional	Paid
Counterparty	Description	Protection	Price	Date	Amount	(Received)	Value
JPMorgan	CDX.N.A.HY.24
	Put - 5 Year Index	Buy	$103.00	9/16/2015	$10,000,000	$63,360	$91,772
Total Credit Default Swaptions on Credit Indices						63,360	91,772

Total Swaption Contracts						$63,360	$91,772

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2015 (Unaudited)

TOTAL RETURN SWAPS

				Floating				Premium	Unrealized
		Notional	Pay/Receive	Rate	Maturity	Fair		Paid	Appreciation/
Counterparty	Description	Amount	Rate	Index	Date	Value		(Received)	(Depreciation)
JPMorgan	IBOX
	High Yield Index	$4,000,000.00	Receive	3-month LIBOR	9/20/2015	$(3,765)	(1)	$-	$(3,765)
Total Total Return Swaps						(3,765)		-	(3,765)

Total Swap Contracts						$(3,765)		$-	$(3,765)

(1) Fair value includes accrued interest

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Swaps, options, swaptions and any other financial derivatives not traded on an exchange, are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the “Adviser” or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total

Assets
Asset Backed Securities	$-	3,775,113	$-	$3,775,113
Bank Loans	-	12,650,275	-	12,650,275
Convertible Bonds	-	3,257,036	-	3,257,036
Corporate Bonds	-	31,525,319	-	31,525,319
Mortgage Backed Securities	-	12,443,338	-	12,443,338
Preferred Stocks	2,740,800	-	-	2,740,800
Investment Company	41,416	-	-	41,416
Short-Term Investments	2,057,209	-	-	2,057,209
Total	$4,839,425	$63,651,081	$-	$68,490,506

Security Valuation (Unaudited) (Continued)
Description	Level 1	Level 2	Level 3	Total

Liabilities
Common Stocks	$(1,163,721)	$-	$-	$(1,163,721)
Corporate Bonds	-	(2,345,114)	-	(2,345,114)
Exchange Traded Fund	(3,133,600)	-	-	(3,133,600)
U.S. Treasury Bonds	-	(5,816,405)	-	(5,816,405)
Total	$(4,297,321)	$(8,161,519)	$-	$(12,458,840)

Other Financial Instruments*
Total Return Swaps	$-	$(3,765)	$-	$(3,765)
Credit Default Swaptions on Credit Indices	-	91,772	-	91,772
Total Other Financial Instruments	$-	$88,007	$-	$88,007

* Other financial instruments are total return swaps, and swaptions which are detailed in the Schedule of Investments.  Values reported are unrealized appreciation/depreciation at period end.

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

Derivatives

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the quarter ended June 30, 2015 was related to the use of purchased options, purchased swaptions, and purchased total return swaps.

Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Deposits with brokers” on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

Derivatives – The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Fund may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives also may be used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Derivatives (Unaudited) (Continued)

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the year ended June 30, 2015 was related to the use of purchased options, purchased swaptions, and total return swap contracts.

Swap Contracts – The Fund may engage in various swap transactions including, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, index swaps, and total return swaps. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Strategic Income Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Strategic Income Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the

Derivatives (Unaudited) (Continued)

value of the contract may not correlate with changes in the value of the underlying securities. As of June 30, 2015, the Fund had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of June 30, 2015, the Fund had an outstanding options contract as listed on Schedule of Investments.  Swaptions – An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.  As of June 30, 2015, the Fund had outstanding swaptions as listed on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure - The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2015:

		Asset Derivatives	Liability Derivatives
Risk exposure Category	Security Type	Value	Value
Credit Index	Total Return Swaps	$-	$(3,765)
Credit Index	Swaptions	91,772	-
Total		$91,772	$(3,765)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B.  Simon
Treasurer and Principal Financial Officer

Date August 28, 2015